Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	May 29, 2020	Jan. 19, 2020	Dec. 31, 2019	Oct. 22, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding warrants (in shares)	56,594,855
Debt, fair value	$ 154,900
Debt, carrying value	$ 166,639
Royalty obligation, metal price discount rate	5.00%
Royalty obligation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Royalty obligation, fair value	$ 148,400
Royalty obligation, carrying value	$ 30,000
2.0 Lien Notes and 1.5 Lien Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, fair value				$ 262,400
Debt, carrying value				$ 345,500
Seller Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding warrants (in shares)		12,700,000	12,721,623		12,721,623